Document and Entity Information - shares	3 Months Ended
	Aug. 31, 2017	Oct. 14, 2017
Document And Entity Information
Entity Registrant Name	HypGen Inc
Entity Central Index Key	0001653629
Document Type	S-1
Document Period End Date	Aug. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--05-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		135,800,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2017